Advisors Capital Active All Cap Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
168,300	iShares Core S&P 500 ETF (a)	$126,038,187
204,100	iShares Core S&P Mid-Cap ETF	15,738,151
592,300	State Street SPDR® Portfolio S&P 1500 Composite Stock Market ETF	53,774,917
754,600	Vanguard Growth Index ETF	65,001,244
247,100	Vanguard Value Index ETF	53,850,503
Total for Exchange Traded Funds (Cost - $234,246,153)		314,403,002	97.90%

MONEY MARKET FUNDS
4,955,848	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% ***	4,955,848	1.55%
Total for Money Market Funds (Cost - $4,955,848)

	Total Investments	319,358,850	99.45%
	(Cost - $239,202,001)

	Other Assets in Excess of Liabilities	1,773,603	0.55%

	Net Assets	$321,132,453	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
*** The Yield shown represents the 7-day yield at June 30, 2026.